INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
INTANGIBLE ASSETS
Schedule of Intangible assets

	As of December 31,
	2025	2024
Intangible assets	2,769,079	2,591,842
Impairment allowance	(97,554)	(97,183)
	2,671,525	2,494,659

Summary of nature and movements of intangible assets

	Gross value
	As of			Currency		As of
	December 31,	Incorporation		translation		December 31,
	2024	by acquisition (1)	CAPEX	adjustments	Decreases	2025
5G licenses	496,653	88,413	—	—	—	585,066
3G/4G licenses	1,099,056	45,204	—	—	—	1,144,260
PCS and SRCE licenses (Argentina)	578,878	42,218	—	—	—	621,096
Núcleo´s licenses	138,746	—	217	2,290	—	141,253
Customer relationship	772,115	44,355	—	642	(1,693)	815,419
Brands	729,850	8,094	—	—	—	737,944
Incremental Cost from the acquisitions of contracts	32,315	45,899	67,767	931	(15,466)	131,446
Content activation	13,569	—	7,800	—	(8,997)	12,372
Internally generated software	158,570	—	56,790	83	—	215,443
Other	52,668	—	1,898	109	(8,393)	46,282
Total	4,072,420	274,183	134,472	4,055	(34,549)	4,450,581

	Accumulated amortization					Net carrying
	As of		Currency		As of	value as of
	December 31,		translation		December 31,	December 31,
	2024	Amortization	adjustments	Decreases	2025	2025
5G licenses	(31,046)	(33,445)	—	—	(64,491)	520,575
3G/4G licenses	(513,355)	(102,841)	—	—	(616,196)	528,064
PCS and SRCE licenses (Argentina)	—	—	—	—	—	621,096
Núcleo´s licenses	(35,717)	(3,059)	(488)	—	(39,264)	101,989
Customer relationship	(738,716)	(12,563)	(101)	1,693	(749,687)	65,732
Brands	(5,918)	(6,745)	—	—	(12,663)	725,281
Incremental Cost from the acquisitions of contracts	(21,175)	(48,368)	(66)	15,466	(54,143)	77,303
Content activation	(10,558)	(3,303)	—	8,997	(4,864)	7,508
Internally generated software	(76,176)	(23,169)	(13)	—	(99,358)	116,085
Other	(47,917)	(1,229)	(83)	8,393	(40,836)	5,446
Total	(1,480,578)	(234,722)	(751)	34,549	(1,681,502)	2,769,079
(1)	Corresponds to the acquisition of TMA (see Note 29).

	Gross value
	As of			Currency		As of
	December 31,	Incorporation		translation		December 31,
	2023	by acquisition (1)	CAPEX	adjustments	Decreases	2024
5G licenses	496,653	—	—	—	—	496,653
3G/4G licenses	1,099,056	—	—	—	—	1,099,056
PCS and SRCE licenses (Argentina)	578,878	—	—	—	—	578,878
Núcleo´s licenses	147,874	—	643	(9,771)	—	138,746
Customer relationship	775,255	4,899	36	(445)	(7,630)	772,115
Brands	729,818	—	—	—	32	729,850
Incremental Cost from the acquisitions of contracts	51,342	—	12,010	(2,163)	(28,874)	32,315
Content activation	10,871	—	2,698	—	—	13,569
Internally generated software	115,528	—	43,034	8	—	158,570
Other	54,038	—	1	(1,371)	—	52,668
Total	4,059,313	4,899	58,422	(13,742)	(36,472)	4,072,420

	Accumulated amortization					Net carrying
	As of		Currency		As of	value as of
	December 31,		translation		December 31,	December 31,
	2023	Amortization	adjustments	Decreases	2024	2024
5G licenses	(6,208)	(24,838)	—	—	(31,046)	465,607
3G/4G licenses	(438,398)	(74,957)	—	—	(513,355)	585,701
PCS and SRCE licenses (Argentina)	—	—	—	—	—	578,878
Núcleo´s licenses	(33,664)	(3,220)	1,167	—	(35,717)	103,029
Customer relationship	(736,949)	(9,397)	—	7,630	(738,716)	33,399
Brands	(5,886)	—	—	(32)	(5,918)	723,932
Incremental Cost from the acquisitions of contracts	(32,081)	(18,137)	217	28,826	(21,175)	11,140
Content activation	(7,648)	(2,910)	—	—	(10,558)	3,011
Internally generated software	(63,159)	(13,017)	—	—	(76,176)	82,394
Other	(41,690)	(6,464)	237	—	(47,917)	4,751
Total	(1,365,683)	(152,940)	1,621	36,424	(1,480,578)	2,591,842
(1)	Corresponds to the acquisitions of TSMA and Manda.

Schedule of provision for impairment of intangible assets

	Years ended December 31,
	2025	2024
At the beginning of the year	(97,183)	(97,163)
Increases	(371)	(20)
At the end of the year	(97,554)	(97,183)